OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 3,011	$ 2,255
Accrued taxes	2,311	416
Advances from customers	17	23
Others	255	270
Total other payables and accrued expenses	5,742	3,157
Foreign Exchange Contract [Member]
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Foreign currency derivative contracts	$ 148	$ 193